EMPLOYEE BENEFIT PLANS PART 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	$ 21	$ 24
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)	3
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)	(2)	6
Private Equity Funds, Investment Plan Assets, Sales	(1)	(9)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	21	21
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%	1.00%
Other Postretirement Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period		4
Private Equity Funds, Investment Plan Assets, Sales		(1)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	3	3
Private Equity Funds, S D G E [Member] | Pension Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	6	7
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)	1
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)	(1)	2
Private Equity Funds, Investment Plan Assets, Sales	0	(3)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	6	6
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%	1.00%
Private Equity Funds, S D G E [Member] | Other Postretirement Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period		1
Private Equity Funds, Investment Plan Assets, Sales		0
Private Equity Funds, Investment Plan Assets, Balance at End of Period	1	1
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%	1.00%
Private Equity Funds, So Cal Gas [Member] | Pension Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	13	15
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)	2
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)	(1)	4
Private Equity Funds, Investment Plan Assets, Sales	(1)	(6)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	13	13
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%	1.00%
Private Equity Funds, So Cal Gas [Member] | Other Postretirement Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period		3
Private Equity Funds, Investment Plan Assets, Sales		(1)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	2	2
Private Equity Funds, All Other Sempra Energy [Member] | Pension Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	2	2
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)	0
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)	0	0
Private Equity Funds, Investment Plan Assets, Sales	0	0
Private Equity Funds, Investment Plan Assets, Balance at End of Period	2	2
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%	1.00%
Private Equity Funds, All Other Sempra Energy [Member] | Other Postretirement Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period		0
Private Equity Funds, Investment Plan Assets, Sales		0
Private Equity Funds, Investment Plan Assets, Balance at End of Period	$ 0	$ 0